Schedule of investments
Delaware Investments® National Municipal Income Fund
December 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 141.58%
Corporate Revenue Bonds — 14.27%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	725,000	$ 876,554
Buckeye Tobacco Settlement Financing Authority
(Senior) Series A-2 4.00% 6/1/48	900,000	1,012,680
Central Plains Energy Project Revenue, Nebraska
(Project No. 3) Series A 5.00% 9/1/36	225,000	309,839
Commonwealth Financing Authority Revenue, Pennsylvania
(Tobacco Master Settlement Payment) 4.00% 6/1/39 (AGM)	1,015,000	1,159,810
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	680,000	742,655
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	475,000	485,721
George L Smith II Congress Center Authority Revenue
(Convention Center Hotel) Series A 4.00% 1/1/54	1,000,000	1,136,540
M-S-R Energy Authority, California Gas
Series B 6.50% 11/1/39	250,000	401,108
Series C 7.00% 11/1/34	1,000,000	1,528,710
New York Transportation Development
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	843,855
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Shoals, Indiana
(National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	$ 333,380
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	460,000	496,266
Tobacco Settlement Financing Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	152,746
TSASC Revenue, New York
(Settlement) Series A 5.00% 6/1/41	60,000	69,515
Valparaiso, Indiana
(Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	267,060
		9,816,439
Education Revenue Bonds — 15.80%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	330,000	390,849
Board of Regents of the University of Texas System
Series B 5.00% 8/15/49	1,000,000	1,598,040
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	500,000	584,245
(Stanford University)
Series V-1 5.00% 5/1/49	900,000	1,448,190
Series V-2 2.25% 4/1/51	500,000	492,640
California School Finance Authority Revenue
(Russell Westbrook Why Not? Academy - Obligated Group) Series A 144A 4.00% 6/1/51 #	750,000	769,425
Health & Educational Facilities Authority of the State of Missouri
(St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	527,230
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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(CHF - Chicago, L.L.C. - University Of Illinois at Chicago Project) Series A 5.00% 2/15/50	460,000	$ 522,450
(Chicago International Charter School Project) 5.00% 12/1/47	535,000	616,202
Louisiana Public Facilities Authority Revenue
(Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	561,385
Massachusetts Development Finance Agency
(Umass Boston Student Housing Project) 5.00% 10/1/48	285,000	316,660
Philadelphia, Pennsylvania Authority for Industrial Development
(1st Philadelphia Preparatory College) Series A 7.25% 6/15/43	370,000	417,486
Phoenix, Arizona Industrial Development Authority Revenue
(Rowan University Project) 5.00% 6/1/42	1,000,000	1,017,660
Pima County, Arizona Industrial Development Authority
(Edkey Charter Schools Project) 144A 5.00% 7/1/49 #	500,000	544,610
University of California
Series AI 5.00% 5/15/32	1,000,000	1,061,260
		10,868,332
Electric Revenue Bonds — 5.21%
Long Island Power Authority, New York Electric System Revenue
5.00% 9/1/47	305,000	370,596
Series A 5.00% 9/1/44	250,000	276,438
Series B 5.00% 9/1/46	130,000	152,641
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	500,000	$ 590,245
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	69,912
Series AAA 5.25% 7/1/25 ‡	40,000	40,100
Series CCC 5.25% 7/1/27 ‡	315,000	315,787
Series WW 5.00% 7/1/28 ‡	305,000	304,619
Series XX 4.75% 7/1/26 ‡	40,000	39,800
Series XX 5.25% 7/1/40 ‡	1,180,000	1,182,950
Series XX 5.75% 7/1/36 ‡	150,000	151,500
Series ZZ 4.75% 7/1/27 ‡	35,000	34,825
Series ZZ 5.25% 7/1/24 ‡	55,000	55,138
		3,584,551
Healthcare Revenue Bonds — 31.89%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama
(Methodist Home for the Aging) 6.00% 6/1/50	500,000	539,215
Allegheny County Hospital, Pennsylvania Development Authority
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	300,000	334,653
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series B 5.00% 1/1/49	70,000	63,257
Series D-2 144A 7.75% 1/1/54 #	50,000	39,634

(Phoenix Children's Hospital) Series A 4.00% 2/1/50	755,000	870,870
Brookhaven Development Authority Revenue, Georgia
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	30,000	34,685
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	730,000	1,113,593

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49 ‡	375,000	$ 206,250
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49	1,000,000	1,143,280
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	352,823
(Sanford Health) Series A 5.00% 11/1/44	500,000	620,800
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	1,000,000	1,190,230
Escambia County Health Facilities Authority Revenue
(Healthcare Facilities - Baptist) Series A 4.00% 8/15/50	1,540,000	1,723,368
Glendale, Arizona Industrial Development Authority
(Royal Oaks - Inspirata Pointe Project) Series A 5.00% 5/15/56	500,000	561,920
Hamilton County, Ohio Hospital Revenue
(Cincinnati Children's Hospital Medical Center Project) Series CC 5.00% 11/15/49	645,000	1,015,075
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	700,000	764,330
Maryland Health & Higher Educational Facilities Authority
(University of Maryland Medical System Issue) Series D 4.00% 7/1/48	255,000	287,921
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/47	200,000	$ 237,390
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	1,149,400
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/46	440,000	503,021
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University) Series A 4.00% 9/1/49	750,000	846,772
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	814,942
New Hope, Texas Cultural Education Facilities
(Cardinal Bay Inc.)
Series A1 5.00% 7/1/51 ‡	135,000	125,389
Series B 4.75% 7/1/51	160,000	112,463
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	300,000	300,948
(Valley Health System Obligated) 4.00% 7/1/44	475,000	548,995
New York State Dormitory Authority
Series A 4.00% 7/1/53	355,000	412,315
(Orange Regional Medical Center) 144A 5.00% 12/1/35 #	500,000	592,425

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue
(Peacehealth Project) Series A 5.00% 11/15/29	500,000	$ 551,605
Palm Beach County Health Facilities Authority, Florida
(Sinai Residences Boca Raton Project) Series A 7.50% 6/1/49	105,000	110,138
Palomar Health, California
5.00% 11/1/39	130,000	151,067
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) Series A 4.00% 8/15/43	750,000	899,227
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	250,000	284,040
University of North Carolina Board of Governors
5.00% 2/1/49	500,000	789,170
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-2 5.00% 8/1/38	250,000	311,237
Westminster, Maryland
(Lutheran Village Millers Grant) Series A 6.00% 7/1/34	500,000	545,820
Wisconsin Health & Educational Facilities Authority
(Covenant Communities, Inc. Project) Series B 5.00% 7/1/53	1,000,000	1,024,590
Yavapai County, Arizona Industrial Development Authority Revenue
(Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	769,190
		21,942,048
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.81%
Metropolitan Pier & Exposition Authority Illinois Revenue
(McCormick Place Expansion)
4.00% 6/15/50	1,375,000	$ 1,545,995
5.00% 6/15/50	290,000	348,476
Series B 2.855% 12/15/54 (BAM) ^	990,000	410,543
New Jersey Economic Development Authority
(Transit Transportation Project) Series A 4.00% 11/1/44	400,000	456,072
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/45	1,000,000	1,148,760
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	500,000	524,425
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
Series M-1 5.75% 7/1/17 ‡	95,000	105,925
Series Q 5.50% 7/1/37 ‡	30,000	33,113
(Unrefunded Balance - Government Facilities)
5.25% 7/1/36 ‡	70,000	75,862
5.75% 7/1/17 ‡	30,000	33,450
		4,682,621
Local General Obligation Bonds — 2.83%
Chicago Board of Education, Illinois
5.00% 4/1/42	205,000	238,191
5.00% 4/1/46	210,000	242,878
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	255,668
Series C 5.00% 1/1/38	500,000	575,595
New York City, New York
Series C 5.00% 8/1/43	500,000	637,405
		1,949,737

4    NQ-OV9 [12/21] 2/22 (2028208)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 6.65%
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/35-23 §	1,000,000	$ 1,069,380
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33-23 §	645,000	697,716
New Hope, Texas Cultural Education Facilities
(Chief-Collegiate Housing-Tarleton St.) Series A 5.00% 4/1/34-24 §	1,000,000	1,095,100
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30-25 §	1,000,000	1,155,310
Philadelphia, Pennsylvania Water & Wastewater Revenue
Series A 5.00% 7/1/45-24 §	500,000	557,145
		4,574,651
Special Tax Revenue Bonds — 17.91%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	2,728,000	2,605,240
Kansas City, Missouri Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	135,000	138,001
Massachusetts Bay Transportation Authority Senior
Series A 5.25% 7/1/29	200,000	261,826
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	203,930
5.00% 6/15/29	800,000	815,584
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	205,000	$ 218,518
Public Finance Authority, Wisconsin Airport Facilities Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	416,814
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.562% 7/1/46 ^	5,120,000	1,746,278
Series A-1 4.75% 7/1/53	3,235,000	3,704,302
Series A-1 4.882% 7/1/51 ^	2,885,000	710,460
Series A-2 4.329% 7/1/40	595,000	671,928
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	500,000	604,485
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	220,000	223,819
		12,321,185
State General Obligation Bonds — 14.66%
California State
(Various Purposes)
4.00% 10/1/41	145,000	175,385
5.00% 10/1/41	285,000	374,034
5.00% 11/1/47	1,000,000	1,222,380
Commonwealth of Puerto Rico
(Custodial Receipts) Series A 144A 5.50% 6/1/22 #	745,000	746,684
(Public Improvement)
Series A 5.125% 7/1/37 ‡	225,000	208,406
Series A 5.25% 7/1/34 ‡	715,000	713,212
Series A 8.00% 7/1/35 ‡	1,900,000	1,691,000

(Variaous Custodial Receipts) 144A 0.01% 6/1/22 #	300,000	295,125
Illinois State
5.00% 1/1/28	285,000	329,135
5.00% 5/1/36	90,000	98,536
5.00% 11/1/36	1,170,000	1,373,592

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 2/1/39	160,000	$ 173,350
5.50% 5/1/39	500,000	639,295
Series A 5.00% 4/1/38	170,000	178,779
Series A 5.125% 12/1/29	310,000	375,255

(Rebuild Illinois Program) Series B 4.00% 11/1/39	1,300,000	1,489,371
		10,083,539
Transportation Revenue Bonds — 24.41%
Alameda Corridor, California Transportation Authority
(2nd Sub Lien) Series B 5.00% 10/1/37	430,000	503,668
Atlanta, Georgia Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,091,910
California Municipal Finance Authority Mobile Home Park Revenue
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	615,000	729,943
Chicago, Illinois O'Hare International Airport Revenue
(General-Senior Lien)
Series A 5.00% 1/1/48 (AMT)	250,000	299,920
Series D 5.25% 1/1/34	1,000,000	1,047,320
Harris County, Texas Toll Road Authority Revenue
(Senior Lien) Series A 4.00% 8/15/48	500,000	572,035
Metropolitan Transportation Authority Revenue, New York
(Green Bond)
Series A-1 5.00% 11/15/47	1,000,000	1,217,830
Series C-1 5.25% 11/15/55	750,000	926,437
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	510,000	577,891
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	1,150,810
Series B 5.00% 1/1/40	250,000	305,947
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/45 (AMT)	1,000,000	1,111,680
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development
(La Guardia Airport) Series A 5.25% 1/1/50 (AMT)	700,000	$ 772,709
(Terminal 4 John F. Kennedy International Airport Project)) Series C 4.00% 12/1/41	65,000	75,176
Pennsylvania Turnpike Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	560,200
Series A-1 5.00% 12/1/47	210,000	255,083
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,000,000	1,214,300
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	625,000	750,894
South Jersey Port Corporation
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	195,000	226,641
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	85,000	99,799
Series B 5.00% 1/1/42 (AMT)	85,000	99,187
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International) 5.00% 7/1/32 (AMT)	1,000,000	1,022,440
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Blueridge Transportation Group)
5.00% 12/31/40 (AMT)	110,000	123,694
5.00% 12/31/45 (AMT)	110,000	123,036

6    NQ-OV9 [12/21] 2/22 (2028208)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Blueridge Transportation Group)
5.00% 12/31/50 (AMT)	160,000	$ 178,538

(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	500,000	599,225
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	248,033
7.00% 12/31/38 (AMT)	165,000	182,658
Triborough Bridge & Tunnel Authority Revenue, New York
(MTA Bridges And Tunnels) Series A 5.00% 11/15/49	350,000	446,124
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	235,000	278,010
		16,791,138
Water & Sewer Revenue Bonds — 1.14%
New York City, New York Water & Sewer System Revenue
Series GG-1 4.00% 6/15/50	500,000	585,090
(Unrefunded Balance) 5.00% 6/15/47	185,000	196,522
		781,612
Total Municipal Bonds (cost $89,679,393)		97,395,853

Total Value of Securities—141.58% (cost $89,679,393)		$97,395,853
Liquidation Value of Preferred – (43.61%)		(30,000,000)
Receivables and Other Assets Net of Liabilities—2.03%		1,396,559
Net Assets Applicable to 4,528,443 Shares Outstanding—100.00%		$68,792,412
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $6,038,497, which represents 8.78% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
USD – US Dollar

NQ-OV9 [12/21] 2/22 (2028208)    7